Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
	64005	1074123	07/24/2024	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Missing the initial CD and any interim CDs issued w/applicable COC's Only the final CD dated XX/XX/XX was provided for review. -- The Initial Closing Disclosure Received Date of (XX/XX/XX) is not three business days before the consummation date of (XX/XX/XX). Three business days before the consummation date is (XX/XX/XX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))	07/30/2024	Verified reserves - 6 months reserves required, 12 months documented.; Low DTI - DTI 28.20%, up to 43% acceptable (FTHB);		07/30/24 CD dated XX/XX/XX received. Finding cleared upon re-submission with all disclosures. - 07/30/24 CD dated XX/XX/XX received. Finding cleared upon re-submission with all disclosures.	Sold	C	A	C	A	C	A	C	A	C	A
	64005	1074124	07/24/2024	Compliance	Zero Tolerance Fee Violation	COMP 0027	1	Closed	Missing COC for addition of Loan Discount Fee of $520 on CD issued XX/XX/XX.	07/30/2024	Verified reserves - 6 months reserves required, 12 months documented.; Low DTI - DTI 28.20%, up to 43% acceptable (FTHB);		07/30/24 COC and CD dated XX/XX/XX received. Finding cleared upon re-submission with all disclosures. - 07/30/24 COC and CD dated XX/XX/XX received. Finding cleared upon re-submission with all disclosures.	Sold	C	A	C	A	C	A	C	A	C	A
64005	1074317	07/24/2024	Credit	Missing Hazard Insurance Proof of Premium	HAZ 0001	1	Closed	The hazard insurance premium was collected at closing on XX/XX/XX per the final CD, however the policy was canceled for non-payment on XX/XX/XX. Missing evidence this issue has been resolved.	08/07/2024	Verified reserves - 6 months reserves required, 12 months documented.; Low DTI - DTI 28.20%, up to 43% acceptable (FTHB);	08/07/24 Confirmation from insurer that the policy is in force received.

08/01/24 Recd from lender: The document you reviewed stated the insurance would be cancelled by XX/XX.

**Finding remains, missing confirmation from insurer that the policy was not cancelled and remains in effect.

												7/30/2024 - Recd evidence of insurance dated XX/XX/XX, prior to the cancellation notice. Exception remains.	08/07/24 Confirmation from insurer that the policy is in force received. - 08/07/24 Confirmation from insurer that the policy is in force received.	Sold	C	A	C	A	C	A	C	A	C	A
	64005	1074326	07/24/2024	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing property profile for the departure rental property to support the canceled checks used to document rental payment history (required per guideline for individual landlords). Checks for the past 10 months have been paid to two separate parties XXXX and XXXX. XXXX is documented as the owner since XXXX in a warranty deed, unable to connect XXXX to the property. Prior to that, checks were made to XXXX, unable to connect XXXX to the property. The VOR in the file was completed by XXXX, who signed as the seller on the warranty deed from XXXX.	08/12/2024	Verified reserves - 6 months reserves required, 12 months documented.; Low DTI - DTI 28.20%, up to 43% acceptable (FTHB);		08/12/24 Recd from lender: The property was moved from XXXX to XXXX with the agreement that the new borrower would pay rent as directed by the owners. In XX/XX and XX/XX rent was paid to Owner 1, for the balance of the 12 mths., the payment was made w/at least 50% to XXXX and 50% directly to owner. Property Profile, Verification of 12 mths housing history verified with ledger from LLC, VOR, and 12 mths cancelled checks. - 08/12/24 Recd from lender: The property was moved from XXXX to XXXX with the agreement that the new borrower would pay rent as directed by the owners. In XX/XX and XX/XX rent was paid to Owner 1, for the balance of the 12 mths., the payment was made w/at least 50% to XXXX and 50% directly to owner. Property Profile, Verification of 12 mths housing history verified with ledger from LLC, VOR, and 12 mths cancelled checks.	Sold	C	A	C	A	C	A	C	A	C	A
26496	1074100	07/24/2024	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Missing CD signed by borrower at closing. Only the initial CD dated XX/XX/XX was provided for review. HUD used preliminary information. Final compliance review is pending.	08/08/2024	Low LTV/CLTV/HCLTV - LTV is 49.02%, up to 80% acceptable; Disposable Income - Residual income $XXXX, $XXXX required per 2 family (including non-borrowing title holder not listed on 1003);	08/05/24 Per LOE received funds to close were gift from the borrower's XXXX, not XXXX'. Thus funds should be reflected as Gift paid at closing in the amount of $XXXX In the Summaries of transactions Section L.

08/01/24 CD dated and executed XX/XX/XX received.

07/30/24 Recd from lender: Property was in an Estate.

**Finding remains, response does not correspond with the exception.  Missing copy of final executed CD.

08/08/24 Cleared per lender response: The client’s XXXX is on title and therefore an owner of the property.

The Underwriter was mis-informed as to nature of the relationship.

XXXX was on he purchase contract as well

While our guidelines do not specifically address this, our guidance is that if an individual is on title, they may contribute to funds to close as they will have equity in the property.

We also consider this to fall under the “pooling of funds” as described by Freddie Mac whereby the borrower and related person have resided together for at least 1 year and will continue to continue to reside together.

In this case, the related party is on the Mortgage and has ownership of the property as well.

Based on the LTV, the fact the funds are from a purchaser on the contract and a titleholder and meet the general definition of pooled funds, we do not consider this to be a gift.

 - 08/08/24 Cleared per lender response: The client’s XXXX is on title and therefore an owner of the property.

The Underwriter was mis-informed as to nature of the relationship.

XXXX was on he purchase contract as well

While our guidelines do not specifically address this, our guidance is that if an individual is on title, they may contribute to funds to close as they will have equity in the property.

We also consider this to fall under the “pooling of funds” as described by Freddie Mac whereby the borrower and related person have resided together for at least 1 year and will continue to continue to reside together.

In this case, the related party is on the Mortgage and has ownership of the property as well.

													Based on the LTV, the fact the funds are from a purchaser on the contract and a titleholder and meet the general definition of pooled funds, we do not consider this to be a gift.	Sold	D	A	D	A	D	A	D	A	D	A
26496	1074215	07/24/2024	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Missing final loan approval reflecting documentation alt doc type. The approval reflects the loan as full documentation, however the 1008 reflects as P&L.	07/30/2024	Low LTV/CLTV/HCLTV - LTV is 49.02%, up to 80% acceptable; Disposable Income - Residual income $XXXX, $XXXX required per 2 family (including non-borrowing title holder not listed on 1003);	07/30/24 Cleared per lender response: XXX LOS does not have nor allow configuration to add Doc. Types. We have added a custom field to indicate doc type – we will add this custom field to the Bid Tape.
We also indicate the doc type on the final 1008. - 07/30/24 Cleared per lender response: XXX LOS does not have nor allow configuration to add Doc. Types.  We have added a custom field to indicate doc type – we will add this custom field to the Bid Tape.
													We also indicate the doc type on the final 1008.	Sold	C	A	C	A	C	A	C	A	C	A
	26496	1074286	07/24/2024	Credit	Missing Verification of Rental	CRED 0021	1	Closed	Missing rent free letter from XXXX for XXXX. Property is included in the Schedule of Real Estate owned for the borrower however, the fraud report and HUD do not reflect any ownership in the property for the borrower.	08/05/2024	Low LTV/CLTV/HCLTV - LTV is 49.02%, up to 80% acceptable; Disposable Income - Residual income $XXXX, $XXXX required per 2 family (including non-borrowing title holder not listed on 1003);		08/05/24 Rent free letter from mother received. - 08/05/24 Rent free letter from mother received.	Sold	C	A	C	A	C	A	C	A	C	A
	26496	1074301	07/24/2024	Credit	Missing Letter of Explanation	CRED 0104	1	Closed	Missing letter from XXX explaining relationship to borrower. Per the 1008 XXXX is a fiance, no borrower attestation of this or verification in the file. XXXX did executed the mortgage as a non-borrowing individual. Additionally funds to close and the down payment came from the sale of REO owned solely by XXXX.	08/05/2024	Low LTV/CLTV/HCLTV - LTV is 49.02%, up to 80% acceptable; Disposable Income - Residual income $XXXX, $XXXX required per 2 family (including non-borrowing title holder not listed on 1003);		08/05/24 LOE received with updated 1008. - 08/05/24 LOE received with updated 1008.	Sold	C	A	C	A	C	A	C	A	C	A
26496	1076645	08/05/2024	Credit	Missing Gift Letter	GIFT 0001	1	Closed	Added 08/05/24 Missing gift letter from XXXX (XXXX). Total gift per transfer to closing $XXXXX.	08/08/2024	Low LTV/CLTV/HCLTV - LTV is 49.02%, up to 80% acceptable; Disposable Income - Residual income $XXXX, $XXXX required per 2 family (including non-borrowing title holder not listed on 1003);	08/08/24 Cleared per lender response: The client’s XXXX is on title and therefore an owner of the property.

The Underwriter was mis-informed as to nature of the relationship.

XXXX was on he purchase contract as well

While our guidelines do not specifically address this, our guidance is that if an individual is on title, they may contribute to funds to close as they will have equity in the property.

We also consider this to fall under the “pooling of funds” as described by Freddie Mac whereby the borrower and related person have resided together for at least 1 year and will continue to continue to reside together.

In this case, the related party is on the Mortgage and has ownership of the property as well.

Based on the LTV, the fact the funds are from a purchaser on the contract and a titleholder and meet the general definition of pooled funds, we do not consider this to be a gift.

 - 08/08/24 Cleared per lender response: The client’s XXXX is on title and therefore an owner of the property.

The Underwriter was mis-informed as to nature of the relationship.

XXXX was on he purchase contract as well

While our guidelines do not specifically address this, our guidance is that if an individual is on title, they may contribute to funds to close as they will have equity in the property.

We also consider this to fall under the “pooling of funds” as described by Freddie Mac whereby the borrower and related person have resided together for at least 1 year and will continue to continue to reside together.

In this case, the related party is on the Mortgage and has ownership of the property as well.

													Based on the LTV, the fact the funds are from a purchaser on the contract and a titleholder and meet the general definition of pooled funds, we do not consider this to be a gift.	Sold	C	A	C	A	C	A	C	A	C	A
	32176	1073919	07/23/2024	Compliance	Last Loan Estimate Sent Method Not In Person and No Received Date	TRID 0023	1	Closed	Missing evidence LE issued XX/XX/XX was received either electronically or in person. -- A revised Loan Estimate was provided on (XX/XX/XXXX) via (U.S. Mail). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of (XX/XX/XXXX). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (XX/XX/XXXX). (12 CFR 1026.19(e)(4)(ii))	07/30/2024	Low DTI - DTI 23.22%, up to 43% allowable; Disposable Income - Residual income $XXXX, minimum required $XXX;		07/29/24 Copy of esigned LE dated XX/XX/XX received. - 07/29/24 Copy of esigned LE dated XX/XX/XX received.	Sold	C	A	C	A	C	A	C	A	C	A
	32176	1074261	07/24/2024	Credit	Income Calculation Discrepancy	CRED 0084	2	Acknowledged	Review calculated income of $XXXX. Variance is due to file lacking documentation to source the following large deposits that exceeded 50% of the average income, included in eligible deposits: CC/CC/CC $XXXX, XX/XX/XX, $XXXX, and XX/XX/XX $XXX. Review DTI with the deposits excluded 28.63%, lender approved DTI 23.19%. Variance exceeds 3% tolerance.		Low DTI - DTI 23.22%, up to 43% allowable; Disposable Income - Residual income $XXXX, minimum required $XXX;		Mitigated Risk: EV2 Review DTI of 28.63% is well below the max allowed DTI of 50% with excluded deposits.	Sold	C	B	C	B	C	B	C	B	C	B
	19768	1074285	07/24/2024	Credit	Missing Title Evidence	TITL 0001	1	Closed	Title Policy and/or Preliminary Title Reports not in file. Title Reports provided are for a different address.	07/30/2024	Verified credit history - FICO 733, minimum 660 required;		07/29/24 CPL and Preliminary title commitment dated XX/XX/XX received. - 07/29/24 CPL and Preliminary title commitment dated XX/XX/XX received.	Sold	D	A	D	A	D	A	D	A	D	A
	19768	1074289	07/24/2024	Credit	Missing Borrower Employer Phone Number	APP 0014	2	Acknowledged	Borrower Employer Number not stated on Application.		Verified credit history - FICO 733, minimum 660 required;		Mitigated Risk: EV2 Non-Material	Sold	C	B	C	B	C	B	C	B	C	B
	19768	1074308	07/24/2024	Compliance	Missing evidence of the Seller Closing Disclosure	TRID 0193	2	Acknowledged	Seller CD not in file. ALTA settlement statement reflecting seller side in file.		Verified credit history - FICO 733, minimum 660 required;		Client: EV2 Non-Material	Sold	C	B	C	B	C	B	C	B	C	B
19768	1074669	07/25/2024	Credit	Income Calculation Discrepancy	CRED 0084	1	Closed	Income calculation discrepancy due to excluded large deposits. The following deposits that exceed 50% of the income used by the lender are not explained or documented, with these deposits excluded income is $XXXX and DTI is 91.37% (with additional debts included, see CRED 0086, DTI with these debts excluded 79.75%).

Into Business account ending **XXXX

$XXXX XX/XX/XX

$XXXX XX/XX/XX

$XXXX XX/XX/XX

$XXXX XX/XX/XX

$XXXX XX/XX/XX

$XXXX XX/XX/XX

$XXXX XX/XX/XX

$XXXXX XX/XX/XX

$XXXX XX/XX/XX

$XXXX XX/XX/XX

$XXXXX XX/XX/XX

Into Business account ending **XXX

XXXXX XX/XX/XX

$XXXXX XX/XX/XX	07/30/2024	Verified credit history - FICO 733, minimum 660 required;	07/29/24 Recd from lender: Large deposits.

While not specifically addressed in prior underwriting guidelines, the deposits in question were considered usual and customary.  This verbiage was added based upon interim OCC examination feedback.  Underwriter discretion has always been applied to large deposits, we shared the verbiage in our current guidelines with the OCC in April XXXX and provided that guidance to our underwriting team prior to that.  (Email copied to this document). The reason for formally updating guidelines was they needed to go through 2 committees and board risk prior to rolling out – but we were already incorporating them.

The deposits in question fit the definition of usual and customary due to nature and frequency.

PROPOSED LARGE DEPOSIT LANGUAGE (Adopted 7.1 – communicated to the team in April 2024): At the discretion of the underwriter, deposits that are defined as large deposits, may be exempt from additional documentation if the underwriter deems them to usual and customary.  The underwriter is to address large deposits in their underwriting commentary.

													7/29/24 Deposits considered usual and customary per underwriter response, updated DTI with deposits included 49.13% - 7/29/24 Deposits considered usual and customary per underwriter response, updated DTI with deposits included 49.13%	Sold	C	A	C	A	C	A	C	A	C	A
19768	1074671	07/25/2024	Credit	Back-end Ratio exception (DTI)	CRED 0004	1	Closed	Review DTI is 91.37% due to excluded debt and income calculation discrepancy, see CRED 0084 and CRED 0086	07/30/2024	Verified credit history - FICO 733, minimum 660 required;	07/29/24 CD verifying AMEX and Discover were PIF at closing received. Review updated DTI 49.13%

07/29/24 Recd from lender: Large deposits.

While not specifically addressed in prior underwriting guidelines, the deposits in question were considered usual and customary.  This verbiage was added based upon interim OCC examination feedback.  Underwriter discretion has always been applied to large deposits, we shared the verbiage in our current guidelines with the OCC in April XXXX and provided that guidance to our underwriting team prior to that.  (Email copied to this document). The reason for formally updating guidelines was they needed to go through 2 committees and board risk prior to rolling out – but we were already incorporating them.

The deposits in question fit the definition of usual and customary due to nature and frequency.

													07/29/24 CD verifying XXXX and XXXX were PIF at closing received. Review updated DTI 49.13% - 07/29/24 CD verifying XXXX and XXXX were PIF at closing received. Review updated DTI 49.13%	Sold	C	A	C	A	C	A	C	A	C	A
	19768	1074672	07/25/2024	Credit	Undisclosed or Excluded Debt	CRED 0086	1	Closed	Missing evidence of payoff for XXXX and XXX, excluded as paid at or before closing per the 1003. No comments related to these on the 1008. No debts were paid off as part of this transaction per the final. Payments are not reflected on the business bank statements for any of the three businesses. Using the lender's income with these debts included, DTI is 53.37%. Using reviewer income (see CRED 0084), DTI is 91.37% with these debts included. Debts were included by the reviewer based on the statements in the file.	07/30/2024	Verified credit history - FICO 733, minimum 660 required;		07/29/24 Complete copy of final CD dated XX/XX/XX reflecting the accounts paid on the Addendum to the closing disclosure received. - 07/29/24 Complete copy of final CD dated XX/XX/XX reflecting the accounts paid on the Addendum to the closing disclosure received.	Sold	C	A	C	A	C	A	C	A	C	A
	14006	1075067	07/26/2024	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Missing final Approval Certificate. The Approval Certificate in the file reflects the loan as full doc, based on the 1008 and documentation in the file the doc type used is 12 month P&L.	07/30/2024	Verified ownership of subject property - Borrower has owned the subject since XXXX.; Verified reserves - 6 months reserves or $XXXX required, borrower is receiving 60.44 months or $XXXX in cash out proceeds.; Verified credit history - FICO 812, minimum required 680;		07/29/24 Cleared per lender response: XXX LOS does not have nor allow configuration to add Doc. Types. We have added a custom field to indicate doc type – we will add this custom field to the Bid Tape. We also indicate the doc type on the final 1008. - 07/29/24 Cleared per lender response: XXX LOS does not have nor allow configuration to add Doc. Types. We have added a custom field to indicate doc type – we will add this custom field to the Bid Tape. We also indicate the doc type on the final 1008.	Sold	C	A	C	A	C	A	C	A	C	A
31101	1075030	07/26/2024	Property	Missing Required Second Appraisal	APPR 0004	1	Closed	Subject was acquired by the seller on XX/XX/XX for $XXXX. The application date for the loan is XX/XX/XX for a purchase price of $XXXX. Guidelines state a second appraisal is required for flip transactions but does not include a property flipping section/definition. Using the property flipping section from Consumer Alt Doc Guidelines 3.01.2024, the subject is considered a flip. Missing second appraisal.	08/01/2024	Low DTI - DTI 15.56%, up to 43% acceptable (FTHB); Verified reserves - 6 months reserves or $XXXX required, 9.61 months or $XXXX documented.; Verified credit history - FICO 752, 660 minimum required;	07/30/24 Recd from lender: Property was in an Estate.

**Per title / purchase agreement seller is XXXX.  Tax bill is in the name of XXXX and XXXX.  No indication prior sale was an estate per appraisal or title. Finding remains, missing required 2nd appraisal.

07/29/24 Duplicate copy of appraisal completed by XXXX dated XX/XX/XX received.

												**Finding remains, missing required 2nd appraisal.	08/01/24 required 2nd appraisal received. - 08/01/24 required 2nd appraisal received.	Sold	C	A	C	A	C	A	C	A	C	A
	82404	1080325	09/03/2024	Compliance	Missing PUD Rider	DEED 0007	1	Closed	Missing PUD Rider to the Mortgage. It is marked as attached, but is not included in the file provided.	09/05/2024	Verified reserves - Reserves required $19,021.90, reserves documented $54,565.67; Disposable Income - Residual income $XXXX, minimum required for a 2 person household $XXXX.;		9/5/2024 - Recd executed PUD Rider - 9/5/2024 - Recd executed PUD Rider	Sold	C	A	C	A	C	A	C	A	C	A
	82404	1080326	09/03/2024	Compliance	Missing Second Home Rider	DEED 0013	1	Closed	Missing Second Home Rider to the Mortgage. It is marked as attached, but is not included in the file provided.	09/05/2024	Verified reserves - Reserves required $19,021.90, reserves documented $54,565.67; Disposable Income - Residual income $XXXX, minimum required for a 2 person household $XXXX.;		9/5/2024 - Recd executed Second Home Rider - 9/5/2024 - Recd executed Second Home Rider	Sold	C	A	C	A	C	A	C	A	C	A
	82404	1080349	09/03/2024	Credit	Missing Borrower Employer Phone Number	APP 0014	2	Acknowledged	Employer address and phone number is missing for both borrowers on the final 1003s.		Verified reserves - Reserves required $19,021.90, reserves documented $54,565.67; Disposable Income - Residual income $XXXX, minimum required for a 2 person household $XXXX.;		Client: EV2 Non-Material	Sold	C	B	C	B	C	B	C	B	C	B
	82404	1080350	09/03/2024	Credit	Missing Borrower Employer Address	APP 0015	2	Acknowledged	Employer address and phone number is missing for both borrowers on the final 1003s.		Verified reserves - Reserves required $19,021.90, reserves documented $54,565.67; Disposable Income - Residual income $XXXX, minimum required for a 2 person household $XXXX.;		Client: EV2 Non-Material	Sold	C	B	C	B	C	B	C	B	C	B
	82404	1080372	09/03/2024	Credit	Missing Employment doc (VVOE)	CRED 0006	2	Acknowledged	Missing verification of employment with XXXX for borrower 1. File contains a 1099 and year to date earning statement, but no verification with the employer and no verification of the borrower's start date. Per guideline for the 1099 Only program, required documentation includes Verification of Employment from the current contract employer covering the most recent two years plus Year-to-Date earnings, likelihood of continued contractor status and whether the contractor is required to pay for any business-related expenses (non- reimbursed).		Verified reserves - Reserves required $19,021.90, reserves documented $54,565.67; Disposable Income - Residual income $XXXX, minimum required for a 2 person household $XXXX.;	9/12/2024 - Recd UW Cert stating 10% expense factor applied, guidelines require year end and year to date paystub when a WVOE cannot be obtained (noted in the guideline screenshot provided), only a year to date paystub provided. UW Cert satisfies the LOE requirement, exception remains pending year end pay statement from Shipt or 1008 with lender acknowledged variance.	Client: Lender acknowledged exception per the 1008 recd 9/16/2024	Sold	C	B	C	B	C	B	C	B	C	B
	82404	1080384	09/03/2024	Credit	Borrower does not have a 2 year earnings history	CRED 0027	2	Acknowledged	Borrower 1 does not have a complete two year employment history. LOE for period of unemployment p52.		Verified reserves - Reserves required $19,021.90, reserves documented $54,565.67; Disposable Income - Residual income $XXXX, minimum required for a 2 person household $XXXX.;		Client: Lender acknowledged exception per the 1008.	Sold	C	B	C	B	C	B	C	B	C	B
	82404	1080388	09/03/2024	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	1	Closed	Missing COC for increase to the loan discount on the final CD dated XX/XX/XX. Loan Discount increased from $XXXXX to $XXXXX.	09/13/2024	Verified reserves - Reserves required $19,021.90, reserves documented $54,565.67; Disposable Income - Residual income $XXXX, minimum required for a 2 person household $XXXX.;		9/12/2024 - Recd interim CD and COC - 9/12/2024 - Recd interim CD and COC	Sold	C	A	C	A	C	A	C	A	C	A
	49905	1076639	08/05/2024	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Missing the initial CD and and any corresponding COCs. Only the CD dated XX/XX/XX was in the file for review.	08/08/2024	Verified employment history - Borrower's business has been in existence for 5 years; Verified reserves - 6 months reserves on subject plus 2 months for additional REO required or $XXXX, 46.06 months or $XXXX documented;		08/08/24 COC and copy of CD issued and esigned by borrower 07/25/24 received. Finding cleared upon resubmission. - 08/08/24 COC and copy of CD issued and esigned by borrower 07/25/24 received. Finding cleared upon resubmission.	Sold	C	A	C	A	C	A	C	A	C	A
	49905	1077198	08/08/2024	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	2	Acknowledged	Variance of $178.08 is related to hazard insurance. Final CD dated XX/XX/XX reflects that both taxes and insurance are to be escrowed in the Estimated Taxes, Insurance, & Assessments section. IEADS and First payment letter only reflect taxes being escrowed. --The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXXX), while the Calculated Projected Payments Table has a value of (XXXXX).		Verified employment history - Borrower's business has been in existence for 5 years; Verified reserves - 6 months reserves on subject plus 2 months for additional REO required or $XXXX, 46.06 months or $XXXX documented;		Client: EV2 Post-Closing Corrective action-- XX/XX/XX LOE to borrower, PCCD, and IEADS received.	Sold	C	B	C	B	C	B	C	B	C	B
	75735	1076920	08/06/2024	Credit	Borrower does not have a 2 year earnings history	CRED 0027	2	Acknowledged	The borrower's business has not been in existence for 2 years. Previous employment is documented with W2s, but start date and end date are not verified. Used the dates as stated on the 1003.		Low DTI - DTI 34.88%, up to 50% acceptable; Verified reserves - 6 months reserves required, or $XXXX. 20.53 months or $XXXX documented.; Low LTV/CLTV/HCLTV - LTV is 65%, up to 80% acceptable;		Client: Lender acknowledged exception per the 1008.	Sold	C	B	C	B	C	B	C	B	C	B
	75735	1076922	08/06/2024	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing fraud tool with all items addressed. The fraud tool in the file is for a different borrower.	08/08/2024	Low DTI - DTI 34.88%, up to 50% acceptable; Verified reserves - 6 months reserves required, or $XXXX. 20.53 months or $XXXX documented.; Low LTV/CLTV/HCLTV - LTV is 65%, up to 80% acceptable;		XX/XX/XX Fraud report w/OFAC check received. - XX/XX/XX Fraud report w/OFAC check received.	Sold	C	A	C	A	C	A	C	A	C	A
	75735	1076924	08/06/2024	Credit	Missing Required OFAC Check	CRED 0139	1	Closed	Missing Required OFAC Check. The credit report does not indicate it included an OFAC check, and the fraud tool in the file is not for this borrower.	08/08/2024	Low DTI - DTI 34.88%, up to 50% acceptable; Verified reserves - 6 months reserves required, or $XXXX. 20.53 months or $XXXX documented.; Low LTV/CLTV/HCLTV - LTV is 65%, up to 80% acceptable;		08/08/24 Fraud report w/OFAC check received. - 08/08/24 Fraud report w/OFAC check received.	Sold	C	A	C	A	C	A	C	A	C	A